Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of segment operating performance measure
	For the Six Months Ended December 31, 2022
	Tea shop chains	Blockchain business	Unallocated	Total
Revenues	$633,192	$-	$-	$633,192
Cost of revenues	(367,979)			(367,979)
General and administrative expenses	(492,562)	$(2,839,514)	$(4,374,400)	$(7,706,476)
Other income	5,278	270,922	-	276,200
Net income (loss) from continuing operations before income taxes	$(222,071)	$(2,568,592)	$(4,374,400)	$(7,165,063)

	For the Six Months Ended December 31, 2021
	Tea shop chains	Distribution of dark tea products	Blockchain business	Unallocated	Total
Revenues	$103,395	$1,201,394	$-	$-	$1,304,789
Cost of revenues	(58,328)	(950,006)			(1,008,334)
General and administrative expenses	(769,153)	(2,421,046)	(636,927)	(982,244)	(4,809,370)
Other (expenses) income	(220,020)	(453,481)	418,227	65,566	(189,708)
Net income (loss) from continuing operations before income taxes	$(944,106)	(2,623,139)	(218,700)	(916,678)	(4,702,623)